Semi-Annual Report
                                October 31, 1996


                            The AAL U. S. Government
                            Zero Coupon Target Funds
                              Series 2001 and 2006





                   Helping You Build a Better Financial Future




                                   [AAL Logo]
                              THE AAL MUTUAL FUNDS

                                   [AAL Logo]
                              THE AAL MUTUAL FUNDS
                222 West College Avenue, Appleton, WI 54919-0007
                                  800-553-6319
                       World Wide Web: http://www.aal.org
                         e-mail address: aalcmc@aal.org




BOARD OF TRUSTEES                John H. Pender--Chairman of the Board
                                 Richard L. Gady
                                 Lawrence M. Woods
                                 D.W. Russler
                                 F. Gregory Campbell
                                 Richard L. Gunderson
                                 Ronald Anderson

OFFICERS                         H. Michael Spence--President
                                 Robert G. Same--Vice President & Secretary
                                 Terrance P. Gallagher--Treasurer
                                 Charles D. Gariboldi, Jr.--Assistant Treasurer Joseph F. Wreschnig--Assistant Secretary

INVESTMENT ADVISER
AND DISTRIBUTOR                  AAL Capital Management Corporation
                                 222 West College Avenue
                                 Appleton, WI 54919-0007

CUSTODIAN, TRANSFER AGENT
AND DISBURSING AGENT             Firstar Trust Company
                                 615 East Michigan Street
                                 P.O. Box 2981
                                 Milwaukee, WI 53201-2981

LEGAL COUNSEL                    Quarles & Brady
                                 411 East Wisconsin Avenue
                                 Milwaukee, WI 53202

INDEPENDENT ACCOUNTANTS          Price Waterhouse LLP
                                 Suite 1500
                                 100 East Wisconsin Avenue
                                 Milwaukee, WI 53202

                                   [AAL logo]
                              THE AAL MUTUAL FUNDS

December 15, 1996

Dear AAL Target Funds Shareholder:

We are pleased to provide you with the updated semi-annual report for The AAL U.S. Government Zero Coupon Target Funds. In addition to the Target Funds, which are no longer open to investors, we also offer eight other diverse portfolios to help you plan for your financial future, including:

EQUITY

o The AAL Capital Growth Fund for capital appreciation with the potential for income

o    The AAL Mid Cap Stock Fund for capital appreciation

o    The AAL Small Cap Stock Fund for capital appreciation

o    The AAL International Fund for capital growth

o The AAL Utilities Fund for current income, long-term growth of income and capital appreciation

INCOME

o    The AAL Bond Fund for current income

o The AAL Municipal Bond Fund for current income exempt from federal income taxes

o    The AAL Money Market Fund for preservation of capital and liquidity

To invest in these Funds, you can either use new dollars to purchase shares, or you can use our exchange privilege to exchange your current Target Fund shares for those of another Fund--at no additional cost to you. For more information about these Funds and the exchange privilege, contact your local Registered Representative or call our Mutual Fund Service Center at 800-553-6319 for your complimentary prospectus kit.

Thank you again for your continued confidence in The AAL Mutual Funds. We look forward to serving you again in the near future.

Sincerely,

/s/ H.  Michael Spence

H. Michael Spence
President

The AAL U.S. Government Zero Coupon Target Funds are no longer open to investors. However, we will continue to provide you with semi-annual financial statements for these Funds. We are also providing you with a copy of the semi-annual financial statements for The AAL Capital Growth, Mid Cap Stock, Small Cap Stock, International, Utilities, Bond, Municipal Bond and Money Market Funds.

These Funds Seek: High investment return from U.S. Government securities that provide investors with a reasonable assurance that they will receive a target dollar amount predictable at the time of investment.

                             The AAL U.S. Government
                            Zero Coupon Target Fund:
                                   Series 2001

                 SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1996

Principal               Long-Term                                    Yield to            Maturity                Market
Amount                  Obligations (100.0%)                         Maturity            Date                    Value
-----------------------------------------------------------------------------------------------------------------------------
                        U.S. GOVERNMENT ZERO
                        COUPON BONDS

                        Separate Trading of Registered Interest
                        and Principal of Securities
$2,438,000              (amortized cost basis $1,712,745)            6.09%               11/15/2001              $1,802,070

-----------------------------------------------------------------------------------------------------------------------------




                             The AAL U.S. Government
                            Zero Coupon Target Fund:
                                   Series 2006

                 SCHEDULE OF INVESTMENTS AS OF OCTOBER 31, 1996

Principal               Long-Term                                    Yield to            Maturity                Market
Amount                  Obligations (100.0%)                         Maturity            Date                    Value
-----------------------------------------------------------------------------------------------------------------------------
                        U.S. GOVERNMENT ZERO COUPON BONDS

                        Separate Trading of Registered Interest
                        and Principal of Securities
$2,938,000              (amortized cost basis $1,357,532)            6.54%               11/15/2006              $1,539,950
-----------------------------------------------------------------------------------------------------------------------------


                       STATEMENT OF ASSETS AND LIABILITIES

                                                                                              The AAL U.S. Government Zero Coupon
                                                                                              Target             Target
                                                                                              Fund               Fund
October 31, 1996                                                                              2001               2006
-----------------------------------------------------------------------------------------------------------------------------
Assets
Investments, at Value
(Cost: $1,712,745 and $1,357,532 respectively)                                                $1,802,070         $1,539,950

Prepaid Expenses                                                                              1,489              1,540
Receivable from Affiliate                                                                     1,277              2,067
Cash                                                                                          ---                ---
                                                                                              ------------       ----------
      Total Assets                                                                            $1,804,836         $1,543,557
                                                                                              ==========         ==========

Liabilities
Income Distributions Payable                                                                  $84,440            $70,720
Accrued Expenses                                                                              15,968             14,327
                                                                                              ------             ------

      Total Liabilities                                                                       100,408            85,047
                                                                                              -------            ------

Net Assets
Trust Capital (Beneficial Interest)                                                           1,603,067          1,259,144
Accumulated Undistributed Net Income (Loss)                                                   (3,985)            (3,491)
Net Unrealized Appreciation on Investments                                                    89,325             182,418
Accumulated Net Realized Gain on Investments                                                  16,021             20,439
                                                                                              ------             -------
      Total Net Assets                                                                        1,704,428          1,458,510
                                                                                              ---------          ---------

      Total Liabilities and Capital                                                           $1,804,836         $1,543,557
                                                                                              ==========         ==========

Shares of Beneficial Interest Outstanding
(Unlimited Number of Shares Authorized)                                                       158,664            123,929
                                                                                              =======            =======

Net Asset Value per Share                                                                     $10.74             $11.77
                                                                                              ======             ======

Maximum Public Offering Price                                                                 $11.28             $12.36
                                                                                              ======             ======

                             STATEMENT OF OPERATIONS

                                                                                              The AAL U.S. Government Zero Coupon
                                                                                              Target            Target
                                                                                              Fund              Fund
For the Six Months Ended October 31, 1996                                                     2001              2006
-----------------------------------------------------------------------------------------------------------------------------
Investment Income
Taxable Interest                                                                              62,235            $53,126
                                                                                              ------            -------

Expenses
Audit and Legal Fees                                                                          3,344             3,294
Custodian Fees                                                                                152               156
Administrative Service Fees                                                                   1,622             1,622
Printing and Postage Expense                                                                  847               1,016
S.E.C. and State Registration Fees                                                            902               951
Transfer Agent Fees                                                                           771               788
Trustees Fees and Expenses                                                                    1,820             1,820
Shareholder Maintenance Fee                                                                   58                60
Other Expenses                                                                                252               252
                                                                                              ---               ---
      Total Expenses                                                                          9,768             9,959
                                                                                              -----             -----
      Less Reimbursement from Adviser                                                         (2,545)           (2,663)
                                                                                              -------           -------
      Total Net Expenses                                                                      7,223             7,296
                                                                                              -----             -----

Net Investment Income                                                                         55,012            45,830
                                                                                              ------            ------

Realized and Unrealized Gain on Investments
Net Realized Gain on Investments                                                              8,590             12,977
Decrease in Unrealized Appreciation on Investments                                            21,567            40,509
                                                                                              ------            ------

Net Realized and Unrealized Gains on Investments                                              30,157            53,486
                                                                                              ------            ------

Net Increase in Net Assets Resulting from Operations                                          $85,169           $99,316
                                                                                              =======           =======

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     The AAL U.S. Government Zero Coupon
                                                             Target Fund 2001                    Target Fund 2006
                                                         Year           Six Months           Year          Six Months
                                                         Ended          Ended                Ended         Ended
                                                         4/30/96        10/31/96             4/30/96       10/31/96

Operations
Net Investment Income                                    $109,062       $55,012              $90,289       $45,830
Net Realized Gain on Investments                         11,450         8,590                16,358        12,977
Increase (Decrease) in Unrealized
      Appreciation on Investments                        40,152         21,567               59,474        40,509
                                                         ------         ------               ------        ------

Net Increase in Net Assets
      Resulting from Operations                          160,664        85,169               166,121       99,316
                                                         -------        ------               -------       -------

Distributions to Shareholders
Dividends from Net Investment Income                     (128,425)      (55,012)             (110,055)     (45,830)
Capital Gains Distributions                              (6,784)        ---                  (11,663)      ---
                                                         -------        --------             --------      --------
      Total Distributions
      to Shareholders                                    (135,209)      (55,012)             (121,718)     (45,830)
                                                         ---------      --------             ---------     --------

Trust Shares Transactions
Income Dividends Reinvested                              123,680        ---                  107,009       ---
Capital Gains Distributions Reinvested                   6,654          --------             11,579        --------
Redemption of Trust Shares                               (99,272)       (136,763)            (83,449)      (74,679)
                                                         --------       ---------            --------      --------

Net Increase (Decrease)
      in Trust Capital                                   31,062         (136,763)            35,139        (74,679)
                                                         ------         ---------            ------        --------

Net Increase (Decrease)
      in Net Assets                                      56,517         (106,606)            79,542        (21,193)

Net Assets Beginning of Period                           1,754,517      1,811,034            1,400,161     1,479,703
                                                         ---------      ---------            ---------     ---------

Net Assets End of Period                                 $1,811,034     $1,704,428           $1,479,703    $1,458,510
                                                         ==========     ==========           ==========    ==========

                          NOTES TO FINANCIAL STATEMENTS

(A) ORGANIZATION

The AAL Mutual Funds (the "Trust") was organized as a Massachusetts Business Trust on March 31, 1987, and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16,1987, and currently consists of The AAL Capital Growth, Mid Cap Stock, Small Cap Stock, International, Utilities, Bond, Municipal Bond, Money Market and U.S. Government Zero Coupon Target, Series 2001 and 2006 Funds. The ten AAL Mutual Funds are collectively referred to as the "Funds".

On November 14, 1990, The AAL U. S. Government Zero Coupon Target Funds, Series 2001 and 2006, commenced operations. Effective June 1, 1993, the Board of Trustees of The AAL Mutual Funds closed The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006, to new shareholders and to additional purchases of shares by existing shareholders.

(B) SIGNIFICANT ACCOUNTING POLICIES

The Funds' principal accounting policies are:

Valuation - Securities traded on national securities exchanges are valued at last reported sales prices. All other securities are valued at the latest bid quotation if such quotations are readily available. Otherwise, such securities are valued at a fair value as determined in good faith by the Investment Adviser under supervision of the Board of Trustees.

Federal Income Taxes - The Funds' policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds accordingly paid no Federal income taxes and no Federal income tax provision was required.

Distributions to Shareholders - Net investment income is distributed to each shareholder as a dividend. Dividends from the Target Funds are declared daily and distributed annually. Net realized gains from securities transactions, if any, are distributed at least annually in the calendar year.

Other - For financial statement purposes, investment security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discount is amortized over the life of the respective Bonds. Realized gains or losses on sales are determined on a specific cost identification basis.

In accordance with Generally Accepted Accounting Principles, the Funds met the requirements of Statement of Position 93-2 which requires that permanent financial reporting and tax differences be reclassified to trust capital.

Use Of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

(C)    INVESTMENT ADVISORY MANAGEMENT FEES AND TRANSACTIONS WITH
       RELATED PARTIES

The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation (the "Adviser") under which the two separate Target Fund portfolios pay a fee for investment advisory services. The annual rate of fees under the Investment Advisory Agreement are calculated at: .50 of I% of the average daily net assets of The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and Series 2006. Payments under the Investment Advisory Agreement were waived effective July 1, 1993. For the period May 1, 1995, through October 31, 1995, the Adviser entered into a sub-advisory agreement with Duff & Phelps Investment Management Co. (the "Sub-Adviser"). The sub-advisory fee, which was paid by the Adviser, was equal to: .10 of 1% of the average daily net assets for The AAL Target Funds. Effective November 1, 1995, the agreement was terminated.

The Trust has entered into an Administrative Services Agreement with the Adviser pursuant to which the Adviser provides certain administrative services. For the six months ended, October 31, 1996 respectively, the Adviser received $3,333 from The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006. The Trust has also contracted with AAL Capital Management Corporation for certain shareholder maintenance services, effective April 1, 1995. These shareholder services include, pre-processing and quality control of new accounts, shareholder correspondence, account response and answering customer inquiries regarding account status, options and facilitating shareholder telephone transactions. Fees charged to the Fund under terms of the contract approximated $4.08 per shareholder account for the six months ended October 31, 1996.

The Trust has adopted a distribution plan ("The Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain sales activities relating to the distribution of shares to investors. Payments under The Plan are equal to a maximum of .10 of 1% of the average daily net assets. Payments under The Plan were waived effective July 1, 1993.

Trustees of the Trust not affiliated with AAL or the Adviser receive an annual fee of $ 1,000 and $250 from the Target Funds for each meeting of the Board of Trustees or Committee thereof, attended. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimbursed unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

Each Fund is charged for those expenses that are directly attributable to it, such as advisory, custodian and certain shareholder service fees, while other expenses that cannot be directly attributable to a Fund are allocated among the Funds in proportion to the net assets of the respective Fund.

The Adviser reimburses the Funds for annual expenses in excess of the lowest expense limitation imposed by the states. In addition to the reimbursement required under the Investment Advisory Agreement, the Adviser voluntarily has reimbursed The AAL Target Funds for all expenses in excess of 1% of average daily net assets since inception.

AAL is the ultimate parent company for AAL Capital Management Corporation.

(D) SECURITY TRANSACTIONS

During the years ended April 30, 1996, and six months ended October 31, 1996, purchases and sales of securities other than short-term obligations were as follows:

                                           Purchases                               Sales

                                           Year         Six Months                 Year         Six Months
                                           Ended        Ended                      Ended        Ended
                                           4/30/96      10/31/96                   4/30/96      10/31/96

Target Fund 2001                           --           --                         $117,412     147,268

Target Fund 2006                           --           --                         105,398      84,629


All purchases and sales of The AAL U.S. Government Target Funds, Series 2001 and 2006 were in U.S. government obligations.

Cost of investments is substantially the same for financial reporting purposes and Federal income tax purposes.

The gross unrealized appreciation on investments at April 30, 1996, and October 31, 1996, were as follows:

                                    4/30/96                                               10/31/96

                                                    Net Unrealized                                        Net Unrealized
                      Appreciation  (Depreciation)  Appreciation            Appreciation  (Depreciation)  Appreciation

Target Fund 2001      $67,758       --              $67,758                 $89,325       --              $89,325

Target Fund 2006      141,909       --              141,909                 182,418       --              182,418


(E) TRUST TRANSACTIONS

Transactions in trust shares were as follows:

                                         Target Fund 2001                        Target Fund 2006
                                         ----------------                        ----------------
                                         Year        Six Months                  Year         Six Months
                                         Ended       Ended                       Ended        Ended
                                         4/30/96     10/31/96                    4/30/96      10/31/96

Shares Purchases                         --          --                          --           --

Income Dividends Reinvested              11,023      --                          8,386        --

Capital Gains Reinvested                 589         --                          902          --

Shares Redeemed                          (9,140)     (13,045)                    (6,842)      (6,615)
                                         -------     --------                    -------      -------

Net Increase (Decrease)
     of Trust Shares                     2,472       (13,045)                    2,446        (6,615)
                                         =====       ========                    =====        =======


                                               FINANCIAL HIGHLIGHTS

                                                 Target Fund 2001

                                         Period      Year         Year        Year        Year        Year        Six Months
                                         Ended       Ended        Ended       Ended       Ended       Ended       Ended
Per Share Information                    4/30/91     4/30/92      4/30/93     4/30/94     4/30/95     4/30/96     10/31/96
---------------------                    -------     -------      -------     -------     -------     -------     --------

Net Asset Value:
      Beginning of Period                $10.00      $10.25       $10.61      $12.25      $10.54      $10.37      $10.55


Income from Investment Operations
      Net Investment Income              0.444       0.772        0.741       0.700       0.663       0.647       0.322

Net Realized and Unrealized
      Gain (Loss) on Investments         0.250       0.360        1.679       (0.623)     0.000       0.335       0.190
                                         -----       -----        -----       -------     -----       -----       -----

Total from Investment Operations         0.694       1.132        2.420       0.077       0.663       0.982       0.512
                                         -----       -----        -----       -----       -----       -----       -----

Distributions from:
      Net Investment Income              (0.444)     (0.772)      (0.741)     (0.700)     (0.663)     (0.761)     (0.322)

      Net Realized Capital Gains (d)     ---         ---          (0.039)     (1.087)     (0.170)     (0.041)     ---
                                         ---------   ---------    -------     -------     -------     -------     ------

      Total Distributions                (0.444)     (0.772)      (0.780)     (1.787)     (0.833)     (0.802)     (0.322)
                                         -------     -------      -------     -------     -------     -------     -------

Net Increase (Decrease)
      in Net Asset Value                 0.250       0.360        1.640       (1.710)     (0.170)     0.180       0.190

Net Asset Value:
      End of Period                      $10.25      $10.61       $12.25      $10.54      $10.37      $10.55      $10.74

Total Return (e)                         6.97%       10.76%       23.27%      (0.34%)     6.82%       9.23%       6.84%

Supplemental Data & Ratios
Net Assets, End of Period                $668,211    $1,494,818   $2,760,499  $1,824,482  $1,754,517  $1,811,034  $1,704,428

Ratio of Expenses to
Average Net Assets (a)(b)                1.00%       1.00%        1.00%       1.00%       1.00%       1.00%       0.82%

Ratio of Net Investment Income
to Average Net Assets (a) (c)            10.21%      7.19%        6.38%       5.74%       6.50%       5.84%       6.21%

Portfolio Turnover Rate                  0.00%       2.93%        2.79%       1.65%       0.00%       0.00%       0.00%


(a)  Calculated on an annualized basis.

(b) Computed after giving effect to Adviser's expense limitation undertaking. If the Funds had paid all of their expenses, the ratio would have been as follows:

                                           Year        Year        Year        Year       Year        Year       Six Months
                                           Ended       Ended       Ended       Ended      Ended       Ended      Ended
                                           4/30/91     4/30/92     4/30/93     4/30/94    4/30/95     4/30/96    10/31/96
The AAL U.S. Government Target Fund
Series 2001                                13.27%      7.32%       4.60%       2.33%      2.00%       1.74%      1.10%

The AAL U.S. Government Target Fund        17.44%      10.36%      6.19%       6.19%      2.49%       2.07%      1.37%
Series 2006


                              FINANCIAL HIGHLIGHTS

                                Target Fund 2006

                                     Period     Year         Year         Year         Year          Year          Period
                                     Ended      Ended        Ended        Ended        Ended         Ended         Ended
Per Share Information                4/30/91    4/30/92      4/30/93      4/30/94      4/30/95       4/30/96       10/31/96
---------------------                -------    -------      -------      -------      -------       -------       --------

Net Asset Value:
     Beginning of Period             $10.00     $10.31       $10.42       $12.52       $10.96        $10.93        $11.33

Income from Investment Operations
     Net Investment Income           0.473      0.824        0.795        0.740        0.734         0.711         0.356

Net Realized and Unrealized
     Gain (Loss) on Investments      0.310      0.116        2.114        (0.567)      0.184         0.648         0.440
                                     -----      -----        -----        -------      -----         -----         -----

Total from Investment Operations     0.783      0.940        2.909        0.173        0.918         1.359         0.796
                                     -----      -----        -----        -----        -----         -----         -----
Distributions from:
     Net Investment Income           (0.473)    (0.824)      (0.795)      (0.740)      (0.734)       (0.865)       (0.356)

     Net Realized Capital Gains (d)  ---        (0.006)      (0.014)      (0.993)      (0.214)       (0.094)       ---
                                     -------    -------      -------      -------      -------       -------       ---

     Total Distributions             (0.473)    (0.830)      (0.809)      (1.733)      (0.948)       (0.959)       (0.356)
                                     -------    -------      -------      -------      -------       -------       -------
Net Increase (Decrease)
     in Net Asset Value              0.310      0.110        2.100        (1.560)      (0.030)       0.400         0.440

Net Asset Value:
     End of Period                   $10.31     $10.42       $12.52       $10.96       $10.93        $11.33        $11.77
                                     ------     ------       ------       ------       ------        ------        ------

Total Return (e)                     7.86%      8.73%        28.44%       0.18%        9.05%         11.80%        9.08%

Supplemental Data & Ratios
Net Assets, End of Period            $451,758   $1,066,226   $1,951,566   $1,364,890   $1,400,161    $1,479,703    $1,458,510

Ratio of Expenses to
Average Net Assets (a)(b)            1.00%      1.00%        1.00%        1.00%        1.00%         1.00%         1.00%

Ratio of Net Investment Income
to Average Net Assets (a)(c)         10.70%     7.68%        6.79%        5.86%        6.95%         5.83%         6.30%

Portfolio Turnover Rate              2.78%      2.31%        5.44%        1.05%        0.00%         0.00%         0.00%


(c) If the Funds had paid all of their expenses the ratio would have been as follows:

                                           Year        Year        Year        Year       Year        Year       Six Months
                                           Ended       Ended       Ended       Ended      Ended       Ended      Ended
                                           4/30/91     4/30/92     4/30/93     4/30/94    4/30/95     4/30/96    10/31/96
The AAL U.S. Government Target Fund
Series 2001                                (2.06%)     0.87%       2.78%       4.41%      5.51%       5.10%      5.92%

The AAL U.S. Government Target Fund
Series 2006                                (5.75%)     (1.68%)     1.60%       3.72%      5.46%       4.76%      5.93%


(d) 100% of distributions from net realized capital gains during the fiscal year ended April 30, 1996, were long term.

(e) Total returns are based on net amount invested for a six month period.